Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

7. Stock-Based Compensation

The Company recognized, for the three months ended March 31, 2014 and 2013, stock-based compensation expense of approximately $305 and $531, in connection with its stock-based payment awards.

Stock Options

A summary of the status of the Company’s stock option plans at March 31, 2014 and changes during the three months then ended is presented in the table and narrative below:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	1,681,325	$7.63
Granted	250,000	1.47
Exercised	—	—
Cancelled	(157,055)	6.52

Outstanding at March 31, 2014	1,774,270	$6.86	6.87	—

Vested or expected to vest at March 31, 2014	1,510,376	$7.29	6.53	—

Exercisable at March 31, 2014	959,468	$9.01	5.16	—

The aggregate intrinsic value in the table above represents the value (the difference between the Company’s closing common stock price on the last trading day of the three months ended March 31, 2014 and the exercise price of the options, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on March 31, 2014. As of March 31, 2014, there was $1,607 of total unrecognized stock-based compensation expense related to stock options granted under the plans. The expense is expected to be recognized over a weighted-average period of 2.13 years.

The table above includes 238,332 stock options issued on January 3, 2013 with performance-based vesting criteria. The fair value of the options granted was determined using the Black-Scholes pricing model. In November 2013, the Company concluded the vesting criteria would not be achieved with respect to these outstanding performance-based options, as confirmed by the Compensation Committee of the Board of Directors, such that the options would expire July 1, 2014. Accordingly, for the three months ended March 31, 2014, the Company did not recognize any expense related to these stock options.

During the three months ended March 31, 2014 and 2013, respectively, the weighted-average assumptions used in the Black-Scholes pricing model for new grants were as follows:

	Three Months Ended March 31,
	2014	2013
Volatility factor	122.60%	106.46%
Risk-free interest rate	2.02%	1.01%
Dividend yield	—	—
Expected term (in years)	6.0	6.0

Restricted Stock

A summary of the status of non-vested restricted stock units (RSUs) as of March 31, 2014 and changes during the three months then ended is as follows:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Nonvested at December 31, 2013	72,916	$5.05
Granted	500,000	1.47
Vested	(45,139)	5.34
Cancelled	—	—

Nonvested at March 31, 2014	527,777	$1.63	2.81	$644

As of March 31, 2014, there was $756 of total unrecognized stock-based compensation expense related to non-vested RSUs. The expense is expected to be recognized over a weighted-average period of 2.81 years.

During February 2014, the Company issued 500,000 RSUs to certain employees, which vest with respect to one third (1/3) of the RSUs on the first anniversary of the grant date and an additional one third (1/3) on each anniversary thereafter until the third anniversary of the grant date. In the event of a change of control, as defined in the agreements, 50% of the unvested portion of the RSUs shall immediately vest. In the event of the employee’s termination of employment within 12 months following a change of control without cause or for good reason, each as defined in the agreements, any then unvested RSUs shall immediately vest.

11.	Stock Compensation Plans

Summary of Stock Compensation Plans

In 2000, the Company adopted the 2000 Stock Plan (“2000 Plan”), as amended, under which 504,761 shares of the Company’s common stock were reserved for issuance to employees, officers, directors, advisors and consultants. Options granted under the 2000 Plan may be incentive stock options or non-statutory stock options. As of December 31, 2013, there were no options available for future issuance under the 2000 Plan.

In December 2004, the Board of Directors and stockholders adopted the 2004 Incentive Plan (“2004 Plan”), which was effective upon the Company’s initial public offering on November 9, 2005. On December 21, 2009, the Compensation Committee of the Board of Directors, in conjunction with the Company’s Annual Meeting, authorized an increase in the number of shares of common stock reserved for issuance. As of December 21, 2009, 3,333,333 shares of common stock were reserved for issuance under the 2004 Plan. The 2004 Plan includes an “evergreen provision” that allows for an annual increase in the number of shares of common stock available for issuance under the 2004 Plan, which annual increase will be added on the first day of each fiscal year from 2011 through 2015, inclusive, and will be equal to the least of (i) 666,667 shares of common stock, (ii) 4% of the outstanding shares on that date or (iii) such lesser amount determined by the Board of Directors. The Compensation Committee of the Board of Directors elected not to increase the number of shares of common stock available for issue under the 2004 Plan in each of the years subsequent to 2009. The 2004 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock and unrestricted stock awards, stock appreciation rights, cash awards, performance awards and restricted stock units. Awards under the 2004 Plan may be granted to employees, directors, consultants and advisors. As of December 31, 2013, there were 1,137,977 shares available for future issuance under the 2004 plan.

The Board of Directors, or the Compensation Committee of the Board of Directors, administers the 2000 Plan and the 2004 Plan and has sole discretion to grant options to purchase shares of the Company’s common stock and other stock-based awards or to delegate to certain officers of the Company the ability to make specified grants. The Compensation Committee or the respective officers of the Company determine the exercise price and the period over which options become exercisable. However, incentive stock options may not be granted at less than 100% of the fair market value of the Company’s common stock as determined by the Compensation Committee at the time of grant, or for a term in excess of ten years. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s common stock at the date of grant, and for a term not to exceed five years.

The Company recognized stock compensation expense of $2,001, $1,832 and $2,196 for the years ended December 31, 2013, 2012 and 2011, respectively.

Stock Options

A summary of the status of the Company’s stock option plans at December 31, 2013 and changes during the year then ended are presented in the table and narrative below:

	Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	1,314,196	$9.37
Granted	604,901	4.53
Exercised	(2,916)	2.46
Cancelled	(234,856)	9.44

Outstanding at December 31, 2013	1,681,325	$7.63	7.19	$—

Vested or expected to vest at December 31, 2013	1,376,512	$8.29	6.80	$—

Exercisable at December 31, 2013	854,469	$9.50	5.82	$—

The aggregate intrinsic value in the table above represents the value (the difference between the Company’s closing common stock price on the last trading day of the year ended December 31, 2013 and the exercise price of the options, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013. As of December 31, 2013, there was $1,892 of total unrecognized stock-based compensation expense related to stock options granted under the plans. The expense is expected to be recognized over a weighted-average period of 1.88 years. The weighted-average grant date fair value of options for the years ended December 31, 2013, 2012 and 2011 was $3.69, $5.32 and $11.47, respectively. The intrinsic value of stock options exercised for the years ended December 31, 2013, 2012 and 2011 was $3, $43 and $1,381, respectively, and represents the difference between the exercise price of the option and the market price of the Company’s common stock on the dates exercised.

Stock-based compensation expense for stock options with performance-based vesting criteria is only recognized when it is probable that the vesting criteria will be achieved. On February 8, 2011, the Company issued 235,000 stock options, which are included in the table above, with performance-based vesting criteria. The fair value of the options granted was determined using the Black-Scholes pricing model. On April 7, 2011, the performance-based vesting criteria were modified by the Compensation Committee of the Company’s Board of Directors. The Company calculated the fair value of the stock options at the modification date using the Black-Sholes pricing model. During 2012, 166,666 of these stock options were cancelled upon the termination of an executive. Also included in the cancelled options in the table above are 34,167 stock options that expired on January 1, 2013 as a result of performance-based vesting criteria not being achieved, and an additional 34,167 stock options that expired on July 1, 2013 as a result of separate performance-based vesting criteria not being achieved. Accordingly, for the years ended December 31, 2013, 2012 and 2011, the Company did not recognize any stock compensation expense related to these stock options.

The table above also includes 297,500 stock options issued on January 3, 2013 with performance-based vesting criteria. The fair value of the options granted was determined using the Black-Scholes pricing model. In November 2013, the Company learned that the vesting criteria would not be achieved with respect to these outstanding performance-based options, which was confirmed by the Compensation Committee of the Board of Directors, so the stock options would expire on July 1, 2014. Accordingly, for the year ended December 31, 2013, the Company did not recognize any stock compensation expense related to these stock options.

Valuation of Stock Options

The Company calculates the grant date fair value of stock options using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the Company to make certain assumptions and estimates concerning its stock price volatility, the expected term of the awards, the rate of return of risk-free investments, and anticipated dividends. The Company determined that it has sufficient trading history as a public company to estimate stock price volatility and began to use its own historical volatility to develop such estimate. The Company utilizes the expected terms from an analysis of peer group companies to support the expected term used in the Black-Scholes model, as it does not believe it has sufficient historical data to support this assumption. The risk-free interest rates used are based on the United States Treasury yield curve in effect for periods corresponding with the expected life of the stock option. The Company has estimated forfeitures based upon an average of its historical data of option cancellations and employee turnover rates. Changes in estimated forfeitures are recognized through a cumulative true-up adjustment in the period of change. The resulting grant date fair value is recorded as compensation cost on a straight-line basis over the requisite service period, which generally equals the option vesting period.

During the years ended December 31, 2013, 2012 and 2011, respectively, the weighted-average assumptions used in the Black-Scholes model were as follows:

	Year Ended December 31,
	2013	2012	2011
Volatility factor	106.47%	102.40%	102.93%
Risk-free interest rate	1.03%	1.30%	2.21%
Dividend yield	—%	—%	—%
Expected term (in years)	6.0	6.0	5.6

Restricted Stock Units

During 2010, the Company issued performance-based Restricted Stock Units (“RSUs”) and RSUs with time-based vesting criteria to certain employees and directors. During 2013, the Company issued RSUs with time-based vesting criteria to its Chief Executive Officer. The fair value of RSUs is based on the closing price of the Company’s common stock on the award date. Expense for performance-based RSUs is recognized when it is probable the performance goal will be achieved. On March 1, 2010, the performance goal was achieved for the RSUs granted in 2010 such that all of the awards are expected to ultimately vest. The expense for this grant will be recognized on a straight-line basis over the four-year vesting period. A summary of the status of non-vested RSUs as of December 31, 2013 is as follows:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Non-vested at December 31, 2012	62,500	$5.70
Granted	41,666	4.56
Vested	(31,250)	5.70
Cancelled	—	—

Non-Vested at December 31, 2013	72,916	$5.05	1.17	$81

As of December 31, 2013, there was $129 of total unrecognized stock-based compensation expense related to non-vested RSUs granted under the 2004 Plan. The expense is expected to be recognized over a weighted-average period of one year. The total fair value of RSUs vested for the years ended December 31, 2013, 2012 and 2011 was $139, $219 and $403, respectively.

On February 22, 2012, the Company granted 58,333 shares of common stock to a former executive as part of a separation agreement. The shares were granted from the 2004 Plan. The shares were issued over the period from September 4, 2012 through February 1, 2013. The grant date fair value of the shares was $354 and was recorded as a settlement of a previously accrued liability.